This submission is being made by Lincoln Life & Annuity Company of New York (the Registrant) pursuant to the Securities Act of 1933, as amended, solely to revise the EDGAR System class and series identifiers for the Lincoln Ensemble II NY VUL Policy that are being registered by the Registrant on its Registration Statement on Form 485A filed on February 15, 2008 (Accession Number 001104659-08-011112)(the Form 485A) as a result of the changes in the name of the series and of the class of the  policy being sold.